Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
P
AY
V
ERSUS
P
ERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive “compensation actually paid” and certain financial performance of the Company. The RemCo does not utilize compensation actually paid as the basis for making compensation decisions. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis.”

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (Timothy Cofer) (1)	Compensation Actually Paid to PEO (Timothy Cofer) (2)	Summary Compensation Table Total for PEO (Robert Gamgort) (1)	Compensation Actually Paid to PEO (Robert Gamgort) (2)	Summary Compensation Table Total for PEO (Ozan Dokmecioglu) (1)	Compensation Actually Paid to PEO (Ozan Dokmecioglu) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (7)	Adjusted Operating Income (8)

2024	$7,013,457	$7,045,416	$6,734,359	$(1,617,826)	$—	$—	$3,452,285	$3,533,579	$124	$114	$1,441	$3,974

2023	—	—	7,620,095	8,755,242	—	—	9,487,917	9,599,096	126	114	2,181	3,657

2022	—	—	12,486,492	12,970,246	16,663,492	(22,473,209)	5,088,351	2,821,000	131	118	1,436	3,538

2021	—	—	7,772,521	17,501,205	—	—	6,759,279	7,522,595	133	119	2,146	3,421

2020	—	—	22,510,536	40,340,240	—	—	14,615,711	19,446,817	113	103	1,325	3,191

(1)
The dollar amounts reported in the Summary Compensation Table Total for PEO (Principal Executive Officer) columns are the amounts reported for Timothy Cofer (the Company’s Chief Executive Officer for a portion of 2024), Robert Gamgort (the Company’s Chief Executive Officer for 2020, 2021, portions of 2022, 2023 and a portion of 2024) and Ozan Dokmecioglu (the Company’s Chief Executive Officer for a portion of 2022) for each of the corresponding years in the Total column in our Summary Compensation Table. See “Executive Compensation Tables – Summary Compensation Table”.

(2)
The dollar amounts reported in the Compensation Actually Paid to PEO columns represent the amount of “compensation actually paid” to Messrs. Cofer, Gamgort and Dokmecioglu, as applicable, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by such PEOs. In accordance with these rules, these amounts reflect the Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2024. Refer to our Proxy Statement for the 2024 and 2023 Annual Meetings for information on the calculations applicable for prior years. Equity values are calculated consistent with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Timothy Cofer	2024

Summary Compensation Table Total	$7,013,457

Less, value of Stock Awards reported in Summary Compensation Table	(3,386,381)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	3,770,800

Plus, fair value as of vesting date of equity awards granted and vested in the year	—

Plus (less), year-over-year change in fair value from prior year end of outstanding and unvested equity awards granted in prior years	(352,460)

Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	—

Less, prior year-end fair value for any equity awards forfeited in the year	—

Compensation Actually Paid to Timothy Cofer	$7,045,416

Compensation Actually Paid to Robert Gamgort	2024

Summary Compensation Table Total	$6,734,359

Less, value of Stock Awards reported in Summary Compensation Table	(4,239,716)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,798,424

Plus, fair value as of vesting date of equity awards granted and vested in the year	—

Plus (less), year-over-year change in fair value from prior year end of outstanding and unvested equity awards granted in prior years	(159,107)

Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	(1,383,985)

Less, prior year-end fair value for any equity awards forfeited in the year (a)	(7,367,801)

Compensation Actually Paid to Robert Gamgort	$(1,617,826)

(a)	Represents performance-based RSUs granted to Mr. Gamgort in 2020 that were forfeited in 2024 as a result of performance conditions not being met.

(3)
The dollar amounts reported in the Average Summary Compensation Table Total for
Non-PEO
NEOs column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Cofer for 2024, Mr. Gamgort for each year shown and Mr. Dokmecioglu for 2022) in the Total column of the Summary Compensation Table in each applicable year. The NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Sudhanshu Priyadarshi, Roger Johnson, Justin Whitmore and Andrew Archambault, (ii) for 2023, Sudhanshu Priyadarshi, Timothy Cofer, Karin Rotem-Wildeman and Andrew Archambault; (iii) for 2022, Sudhanshu Priyadarshi, Mauricio Leyva, Andrew Archambault, Roger Johnson, George Lagoudakis and Tony Milikin; (iv) for 2021, Ozan Dokmecioglu, Mauricio Leyva, Tony Milikin, Fernando Cortes and Justin Whitmore; and (v) for 2020, Ozan Dokmecioglu, Mauricio Leyva, Derek Hopkins and Fernando Cortes.

(4)
The dollar amounts reported in the Average Compensation Actually Paid to
Non-PEO
NEOs column represent the average amount of “compensation actually paid” to the NEOs as
a group (excluding Mr. Cofer for 2024, Mr. Gamgort for each year shown and Mr. Dokmecioglu for 2022), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect Total Compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below
for 2024. Refer to our Proxy Statement for the 2024 and 2023 Annual Meetings for information on the calculations applicable for prior years. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024

Average Summary Compensation Table Total	$3,452,285

Less, average value of Stock Awards reported in Summary Compensation Table	(2,093,576)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	2,369,337

Plus, average fair value as of vesting date of equity awards granted and vested in the year	—

Plus (less), average year-over-year change in fair value from prior year end of outstanding and unvested equity awards granted in prior years	(93,022)

Plus (less), average change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	(101,445)

Less, prior year-end fair value for any equity awards forfeited in the year	—

Average Compensation Actually Paid to Non-PEO NEOs	$3,533,579

(5)
Total Shareholder Return (TSR) assumes an initial $100 investment in KDP stock beginning on December 31, 2019. TSR is cumulative, with the value determined at the end of each applicable fiscal year shown, calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(6)
Peer Group Total Shareholder Return represents the weighted peer group TSR, which is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s Compensation Peer Group discussed in “Compensation Discussion and Analysis” above: Anheuser-Busch InBev SA/NV, Campbell Soup Company, Chocoladefabriken Lindt & Sprungli AG, The Coca-Cola Company, Danone, Diageo plc, The Hershey Company, Kellanova, The Kraft Heinz Company, McCormick & Company, Incorporated, Mondelēz International, Inc., Nestle S.A., PepsiCo, Inc., The Procter & Gamble Company, Reckitt Benckiser Group plc and Unilever PLC.

(7)	The dollar amounts reported represent the amount of net income, in millions, reflected in the Company’s audited financial statements for the applicable year.

(8)
The dollar amounts reported represent the amount of Adjusted operating income, in millions. Please refer to Appendix A to this Proxy Statement for a description and reconciliation of this non-GAAP
compensation performance measure relative to the reported GAAP financial measure.

Company Selected Measure Name	Adjusted operating income
Named Executive Officers, Footnote	The dollar amounts reported in the Average Summary Compensation Table Total for
Non-PEO
	NEOs column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Cofer for 2024, Mr. Gamgort for each year shown and Mr. Dokmecioglu for 2022) in the Total column of the Summary Compensation Table in each applicable year. The NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Sudhanshu Priyadarshi, Roger Johnson, Justin Whitmore and Andrew Archambault, (ii) for 2023, Sudhanshu Priyadarshi, Timothy Cofer, Karin Rotem-Wildeman and Andrew Archambault; (iii) for 2022, Sudhanshu Priyadarshi, Mauricio Leyva, Andrew Archambault, Roger Johnson, George Lagoudakis and Tony Milikin; (iv) for 2021, Ozan Dokmecioglu, Mauricio Leyva, Tony Milikin, Fernando Cortes and Justin Whitmore; and (v) for 2020, Ozan Dokmecioglu, Mauricio Leyva, Derek Hopkins and Fernando Cortes.
Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the weighted peer group TSR, which is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s Compensation Peer Group discussed in “Compensation Discussion and Analysis” above: Anheuser-Busch InBev SA/NV, Campbell Soup Company, Chocoladefabriken Lindt & Sprungli AG, The Coca-Cola Company, Danone, Diageo plc, The Hershey Company, Kellanova, The Kraft Heinz Company, McCormick & Company, Incorporated, Mondelēz International, Inc., Nestle S.A., PepsiCo, Inc., The Procter & Gamble Company, Reckitt Benckiser Group plc and Unilever PLC.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in the Compensation Actually Paid to PEO columns represent the amount of “compensation actually paid” to Messrs. Cofer, Gamgort and Dokmecioglu, as applicable, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by such PEOs. In accordance with these rules, these amounts reflect the Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2024. Refer to our Proxy Statement for the 2024 and 2023 Annual Meetings for information on the calculations applicable for prior years. Equity values are calculated consistent with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Timothy Cofer	2024

Summary Compensation Table Total	$7,013,457

Less, value of Stock Awards reported in Summary Compensation Table	(3,386,381)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	3,770,800

Plus, fair value as of vesting date of equity awards granted and vested in the year	—

Plus (less), year-over-year change in fair value from prior year end of outstanding and unvested equity awards granted in prior years	(352,460)

Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	—

Less, prior year-end fair value for any equity awards forfeited in the year	—

Compensation Actually Paid to Timothy Cofer	$7,045,416

Compensation Actually Paid to Robert Gamgort	2024

Summary Compensation Table Total	$6,734,359

Less, value of Stock Awards reported in Summary Compensation Table	(4,239,716)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,798,424

Plus, fair value as of vesting date of equity awards granted and vested in the year	—

Plus (less), year-over-year change in fair value from prior year end of outstanding and unvested equity awards granted in prior years	(159,107)

Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	(1,383,985)

Less, prior year-end fair value for any equity awards forfeited in the year (a)	(7,367,801)

Compensation Actually Paid to Robert Gamgort	$(1,617,826)

Non-PEO NEO Average Total Compensation Amount	$ 3,452,285	$ 9,487,917	$ 5,088,351	$ 6,759,279	$ 14,615,711
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,533,579	9,599,096	2,821,000	7,522,595	19,446,817
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in the Average Compensation Actually Paid to
Non-PEO
NEOs column represent the average amount of “compensation actually paid” to the NEOs as
a group (excluding Mr. Cofer for 2024, Mr. Gamgort for each year shown and Mr. Dokmecioglu for 2022), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect Total Compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below
for 2024. Refer to our Proxy Statement for the 2024 and 2023 Annual Meetings for information on the calculations applicable for prior years. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024

Average Summary Compensation Table Total	$3,452,285

Less, average value of Stock Awards reported in Summary Compensation Table	(2,093,576)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	2,369,337

Plus, average fair value as of vesting date of equity awards granted and vested in the year	—

Plus (less), average year-over-year change in fair value from prior year end of outstanding and unvested equity awards granted in prior years	(93,022)

Plus (less), average change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	(101,445)

Less, prior year-end fair value for any equity awards forfeited in the year	—

Average Compensation Actually Paid to Non-PEO NEOs	$3,533,579

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted Operating Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Tabular List, Table
Financial Performance Measures
As described in greater detail under “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance
philosophy that aligns executive and stockholder interests. For the most recently completed fiscal year, the financial performance measures that most closely link Company performance to compensation actually paid to the Company’s NEOs include:

▪	Adjusted diluted EPS growth

▪	Adjusted operating income (Company-selected measure)

▪	Adjusted operating income growth

▪	Free cash flow conversion

▪	Net sales growth

Total Shareholder Return Amount	$ 124	126	131	133	113
Peer Group Total Shareholder Return Amount	114	114	118	119	103
Net Income (Loss)	$ 1,441,000,000	$ 2,181,000,000	$ 1,436,000,000	$ 2,146,000,000	$ 1,325,000,000
Company Selected Measure Amount	3,974,000,000	3,657,000,000	3,538,000,000	3,421,000,000	3,191,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted EPS growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating income (Company-selected measure)
Non-GAAP Measure Description	The dollar amounts reported represent the amount of Adjusted operating income, in millions. Please refer to Appendix A to this Proxy Statement for a description and reconciliation of this non-GAAP
	compensation performance measure relative to the reported GAAP financial measure.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted operating income growth
Measure:: 4
Pay vs Performance Disclosure
Name	Free cash flow conversion
Measure:: 5
Pay vs Performance Disclosure
Name	Net sales growth
Timothy Cofer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,013,457
PEO Actually Paid Compensation Amount	$ 7,045,416
PEO Name	Timothy Cofer
Robert Gamgort [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,734,359	$ 7,620,095	$ 12,486,492	$ 7,772,521	$ 22,510,536
PEO Actually Paid Compensation Amount	$ (1,617,826)	$ 8,755,242	$ 12,970,246	$ 17,501,205	$ 40,340,240
PEO Name	Robert Gamgort	Robert Gamgort	Robert Gamgort	Robert Gamgort	Robert Gamgort
Ozan Dokmecioglu [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,663,492
PEO Actually Paid Compensation Amount			$ (22,473,209)
PEO Name			Ozan Dokmecioglu
PEO | Timothy Cofer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,386,381)
PEO | Timothy Cofer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,770,800
PEO | Timothy Cofer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(352,460)
PEO | Robert Gamgort [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,239,716)
PEO | Robert Gamgort [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,798,424
PEO | Robert Gamgort [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,107)
PEO | Robert Gamgort [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,383,985)
PEO | Robert Gamgort [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,367,801)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,093,576)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,369,337
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,022)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (101,445)